Inventories and Cost of Sales - Schedule of Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Inventories and Cost of Sales [Abstract]
Finished goods	$ 1,877,018	$ 1,395,220		$ 1,568,459
Raw materials	272,958	257,686		109,681
Packing material	117,689	130,341		262,480
Cost of inventories	2,267,665	1,783,247		1,940,620
Merchandise in transit	237,428	247,286		182,050
Inventories	$ 2,505,093	$ 2,030,533	[1]	$ 2,122,670

[1]	Details of the restatement are shown in note 2b.